Investment Objectives and Goals - Principal Capital Appreciation Select ETF	12 Months Ended
Jun. 30, 2024
Prospectus [Line Items]
Risk/Return [Heading]	PRINCIPAL CAPITAL APPRECIATION SELECT ETF
Objective [Heading]	Objective:
Objective, Primary [Text Block]	The Fund seeks to provide long-term growth of capital.